FORM N-SAR-U
                                  SEMI-ANNUAL REPORT
                            FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       /  /    (a)
or fiscal year ending:                 12/31/02   (b)

Is this a transition report?(Y/N)          N
                                          ---
Is this an amendment to a previous         N
filing? (Y/N)                             ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Annuity Investors Variable Account B

    B.  File Number:     811-08017

    C.  Telephone Number: (513) 357-3300


2.  A.  Street:          525 Vine Street

    B.  City:  Cincinnati  C. State: OH      D. Zip Code: 45201 Zip Ext: 5423

    E.  Foreign Country:                                         Foreign Postal
                                                                 Code:


3.      Is this the first filing on this form by                 N
        Registrant? (Y/N)                                       ---

4.      Is this the last filing on this form by                  N
        Registrant? (Y/N)                                       ---

5.      Is Registrant a small business  investment  company (SBIC)? (Y/N) N
        [If answer is "Y" (Yes), complete only items 89 through 110.]    ---

6.      Is Registrant a unit  investment  trust (UIT)?(Y/N)               Y
        [If answer is "Y" (Yes), complete only items 111 through         ---
        132.]

7.      A. Is Registrant a series or  multiple portfolio company?(Y/N)
           [If answer is "N" (No), go to item 8.]                        ---

    B.  How many separate series or portfolios did
        Registrant have at the end of the period?                        ---



                                       01



                                                         -----------------------
                                                         If filing more than one
        For period ending   12/31/02                     Page 2, "X" box:[_]
                            -----------                  -----------------------

        File number 811-    08017
                            -----------

     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1; USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMAITON IS REQUIRED EACH TIME THE FORM IS FILED.

                                                              Is this the
Series                                                        last filing
Number                    Series Name                        for this series?
--------------------------------------------------------------------------------
  1                                                              (Y/N)


















(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                       02

                                                         -----------------------
                                                         If filing more than one
        For period ending   12/31/02                     Page 47, "X" box:[_]
                            -----------                  -----------------------

        File number 811-    08017
                            -----------


      UNIT INVESTMENT TRUSTS

111.   A. [/] Depositor Name:

       B. [/] File Number:
       C. [/] City:          State:      D. Zip Code:        Zip Ext.:
       E.     Foreign Country:                                       Foreign
                                                                    Postal Code:

111.   A. [/] Depositor Name:

       B. [/] File Number (if any):
       C. [/] City:               State:          D. Zip Code:      Zip Ext.:
       E.     Foreign Country:                                       Foreign
                                                                    Postal Code:

112.   A. [/] Sponsor Name:

       B. [/] File Number (if any):
       C. [/] City:              State:     D. Zip Code:      Zip Ext.:
       E.     Foreign Country:                                       Foreign
                                                                    Postal Code:

112.   A. [/] Sponsor Name:

       B. [/] File Number (if any):
       C. [/] City:              State:          D. Zip Code:      Zip Ext.:
       E.     Foreign Country:                                      Foreign
                                                                    Postal Code:



                                       47



                                                         -----------------------
                                                         If filing more than one
        For period ending  12/31/02                      Page 48, "X" box:[_]
                           -------------                 -----------------------
        File number 811-   08017
                           -------------

113.   A. [/] Trustee Name:

       B. [/] City:               State:          D. Zip Code:     Zip Ext.:
              Foreign Country:                                     Foreign
                                                                   Postal Code:

113.   A. [/] Trustee Name:

       B. [/] City:              State:          D. Zip Code:     Zip Ext.:
              Foreign Country:                        Foreign
                                                                   Postal Code:

114.   A. [ ] Principal Underwriter Name:
       B. [/] File Number: 8-
       C. [ ] City:           State:       Zip Code:       Zip Ext.:
              Foreign Country                                       Foreign
                                                                    Postal Code:

114.   A. [/] Principal Underwriter Name:

       B. [/] File Number: 8-
       C. [/] City:               State:          D. Zip Code:      Zip Ext.:
              Foreign Country:                                      Foreign
                                                                    Postal Code:

115.   A. [/] Independent Public Accountant Name:

       B. [/] City:              State:       C. Zip Code:         Zip Ext.:
              Foreign Country:                                       Foreign
                                                                    Postal Code:

115.   A. [/] Independent Public Accountant Name:

       B. [/] City:               State:          C. Zip Code:      Zip Ext.:
              Foreign Country:                                      Foreign
                                                                    Postal Code:



                                       48



                                                         ----------------------
                                                         If filing more than one
        For period ending  12/31/02                      Page 49, "X" box:[-]
                           -----------                   -----------------------
        File number 811-   08017
                           -----------

116. Family of investment companies information:
       A. [/] Is Registrant part of a family of investment
              companies? (Y/N)                                           ---
                                                                         Y/N
       B. [/] Identify the family in 10 letters:            _ _ _ _ _ _


      (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. [/] Is Registrant a separate account of an insurance company? (Y/N)
             ---                                                             Y/N
              If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B. [/] Variable annuity contracts? (Y/N)
          ---                                                                Y/N

       C. [/] Scheduled premium variable life contracts?(Y/N)
          ---                                                                Y/N

       D. [/] Flexible premium variable life contracts? (Y/N)
          ---                                                                Y/N

       E. [/] Other types of insurance products registered
               under the Securities Act of 1933? (Y/N)                 ---
                                                                       Y/N
118.  [/]  State the number of series existing at the end of the period that had securities registered under the
           Securities Act of 1933                                      ---

119.  [/]  State the number of new series for which
           registration statements under the Securities Act of
           1933 became effective during the period                     ---

120.  [/] State the total value of the portfolio securities
          on the date of deposit  for the new series
          included in  item 119 ($000's omitted)                      $
                                                                       ---
121.  [/] State the number of series for which a
          current  prospectus was in existence at the
          end of the  period
                                                                       ---
122.  [/]  State the  number of  existing  series  for which
           additional   units  were  registered   under  the
           Securities  Act of 1933 during the current period
                                                                       ---

                                       49

                                                         ----------------------
                                                        If filing more than one
For period ending  12/31/02                              Page 50, "X" box: [-]
                   ------------                         -----------------------
File number 811-   08017
123.  [/] State the  total  value of the  additional  units
          considered  in answering item 122 ($000's omitted)       $
                                                                    ------
124.  [/]  State  the total  value of units of prior  series that were placed in the  portfolios of subsequent
           series  during the  current  period (the value of
           these  units is to be  measured  on the date they
           were placed in the subsequent  series)  ($000's
           omitted)                                                $
                                                                     -------
125.  [/]  State the total dollar amount of sales loads
           collected (before re-allowances to other brokers or
           dealers) by Registrant's principal underwriter and
           any underwriter which is an affiliated person of the
           principal underwriter during the current period       $
           solely from the sale of units of all series of         -------
           Registrant ($000's omitted)

126.   Of the amount shown in item 125,  state the total dollar
       amount of sales loads collected from secondary market
       operations in  Registrant's  units (include the sales
       loads, if any, collected on units of a prior series       $
       placed  in the  portfolio  of a  subsequent  series.)      -------
       ($000's omitted)

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):





Number of series Investing

Total Assets ($000's omitted)

Total Income Distributions ($000's omitted)
A.  U.S. Treasury direct issue
B.  U.S. Government Agency
C.  State and Municipal tax-free
D. Public Utility debt
E.   Brokers or dealers debt or debt of
F. All other corporate intermed. & long-term debt
G. All other corporate short-term debt
H.   Equity securities of brokers or dealers or parents of brokers or dealers
I.   Investment company equity securities

1

$335,234

$0
J.   All other equity securities
K.   Other securities
L.   Total assets of all series of registrants

1

$335,234

$0

50


                                                         ----------------------
                                                         If filing more than one
For period ending  12/31/02                              Page 51, "X" box: [-]
                   ------------                          -----------------------

File number 811-   08017
                   ------------

128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
           Registrant's series at the end of the current period
           insured or guaranteed by an entity other than the           ---
           issuer?   (Y/N)                                             Y/N

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)
                                                                       ---
                                                                       Y/N

           [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees? (Y/N)                                          ---
                                                                      Y/N
           [If answer is "N" (No), go to item 131.]

131.   Total  expenses  incurred by all series of Registrant
       during the current  reporting period ($000's omitted)          $ 0
                                                                       ---
132.   [/] List the  "811"  (Investment  Company  Act of 1940)  registration number for all Series of Registrant that are being included in this filing

811- 08017        811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

811-              811-            811-             811-             811-
     -------          -------          -------         -------           -------

                             51







     This report is signed on behalf of the depositor in the City of Cincinnati and State of Ohio on the 25th day of February, 2003.

                                            ANNUITY INVESTORS LIFE INSURANCE
                                            COMPANY
                                            Depositor


Witness     /s/Richard L. Magoteaux            By /s/Brian Sponaugle
            ---------------------              ------------------------
            Richard L. Magoteaux               Brian Sponaugle
            Treasurer                          Assistant Vice President